Dividend income (Tables)	12 Months Ended
Dec. 31, 2021
Dividend income Abstract
Detail of Income from dividends
The detail of Income from dividends as follows:

EUR million
	2021	2020	2019
Dividend income classified as:
Financial assets held for trading	369	272	388
Non-trading financial assets mandatorily at fair value through profit or loss	32	31	34
Financial assets at fair value through other comprehensive income	112	88	111
	513	391	533